Events In The Reported Period (Details)	0 Months Ended
	Apr. 19, 2012 USD ($)	Jun. 26, 2012	Nov. 14, 2010 USD ($)	Nov. 14, 2010 ILS
Events In The Reported Period [Abstract]
Settlement, agreed fine			$ 41,500	160,000
Cash dividend paid, per share	$ 0.23
Cash dividend paid	$ 4,000,000
Maximum aggregate number of Ordinary Shares which may be issued after increase		1,481,794
Maximum aggregate number of Ordinary Shares which may be issued prior to increase		961,397